Document and Entity Information	Sep. 09, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000794170
Document Type	8-K
Document Period End Date	Sep. 09, 2019
Entity Registrant Name	TOLL BROTHERS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-09186
Entity Tax Identification Number	23-2416878
Entity Address, Address Line One	250 Gibraltar Road
Entity Address, City or Town	Horsham
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19044
City Area Code	(215)
Local Phone Number	938-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	TOL
Security Exchange Name	NYSE
Guarantee of Indebtedness of Others [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Toll Brothers Finance Corp. 5.625% Senior Notes due 2024
Trading Symbol	TOL/24
Security Exchange Name	NYSE